As filed with the U.S. Securities and Exchange Commission on April 3, 2020 1933 Act File No. 333-132380 1940 Act File No. 811-21864

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No. ___

Post-Effective Amendment No. 734 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT

OF 1940[X]

Amendment No. 736 [X]

(Check appropriate box or boxes.)

WISDOMTREE TRUST

(Exact Name of Registrant as Specified in Charter)

245 Park Avenue

35th Floor

New York, NY 10167

(Address of Principal Executive Offices) (Zip Code)

1-866-909-9473

(Registrant's Telephone Number, including Area Code)

JONATHAN STEINBERG

WISDOMTREE TRUST

245 Park Avenue

35th Floor

New York, NY 10167

(Name and Address of Agent for Service)

Copies to:
W. John McGuire	Ryan Louvar
Morgan, Lewis & Bockius LLP	WisdomTree Asset Management, Inc.
1111 Pennsylvania Avenue, NW	245 Park Avenue, 35th Floor
Washington, DC 20004	New York, NY 10167

It is proposed that this filing will become effective (check appropriate box):

[X]Immediately upon filing pursuant to paragraph (b). [ ] On (date) pursuant to paragraph (b)(1)(iii).

[ ] 60 days after filing pursuant to paragraph (a)(1). [ ] On (date) pursuant to paragraph (a)(1).

[ ] 75 days after filing pursuant to paragraph (a)(2).

[ ] On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 734 relates to the International ESG Fund and Emerging Markets ESG Fund (the "Funds"), each a separate series of WisdomTree Trust (the "Trust"). The sole purpose of the filing is to file as an Exhibit to the Trust's Registration Statement, risk/return summary information in interactive data format for the Funds.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 734 to Registration Statement No. 333-132380 to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York, on this 3rd day of April, 2020.

WISDOMTREE TRUST (Registrant)

By: /s/ Jonathan Steinberg*

Jonathan Steinberg

President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 734 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

Signatures	Title	Date
/s/ Jonathan Steinberg*	President (Principal Executive Officer) and Trustee	April 3, 2020
Jonathan Steinberg
/s/ David Castano*	Treasurer (Principal Financial and Accounting	April 3, 2020
David Castano	Officer)
/s/ David Chrencik*	Trustee	April 3, 2020
David Chrencik
/s/ Joel Goldberg*	Trustee	April 3, 2020
Joel Goldberg
/s/ Toni Massaro*	Trustee	April 3, 2020
Toni Massaro
/s/ Melinda Raso Kirstein*	Trustee	April 3, 2020
Melinda Raso Kirstein
/s/ Victor Ugolyn*	Trustee	April 3, 2020
Victor Ugolyn
*By: /s/ Ryan Louvar
Ryan Louvar
(Attorney-in-Fact)

Exhibit Index

Exhibit No.
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase